Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

12. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the followings:

	June 30, 2026	December 31, 2025
Accrued expenses	$132,424	$403,445
Deferred revenue	198,593	30,153
Other payables	2,394	4,261
Total	$333,411	$437,859